RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	3 Months Ended		3 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended
	May 31, 2013	Jan. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jul. 31, 2013 Equipment Sales [Member]	Jul. 31, 2013 Service Fee [Member]	Sep. 30, 2013 Service Fee [Member]	Sep. 30, 2013 After Market Parts [Member]	Jul. 31, 2012 Chief Operating Officer [Member]	Jan. 31, 2013 Directors' Stock Options [Member]	Dec. 31, 2010 Directors' Stock Options [Member]	Jan. 31, 2013 Directors' Stock Options [Member] Minimum [Member]	Dec. 31, 2010 Directors' Stock Options [Member] Minimum [Member]	Jan. 31, 2013 Directors' Stock Options [Member] Maximum [Member]	Dec. 31, 2010 Directors' Stock Options [Member] Maximum [Member]	Jan. 31, 2012 Related Parties [Member]	Jan. 31, 2013 Former Executive [Member]	Dec. 31, 2010 Former Executive [Member]	Jun. 30, 2010 Former Executive [Member] Minimum [Member]	Dec. 31, 2010 Former Executive [Member] Minimum [Member]	Jun. 30, 2010 Former Executive [Member] Maximum [Member]	Dec. 31, 2010 Former Executive [Member] Maximum [Member]	Apr. 30, 2013 CEO and CTO [Member]	Jan. 31, 2013 Director serving as consultant for 3 years [Member]	Sep. 30, 2013 Director serving as consultant for 3 years [Member]	Jan. 31, 2013 Director serving as consultant for 1 year [Member]	Sep. 30, 2013 Director serving as consultant for 1 year [Member]	Sep. 30, 2013 FNES [Member]
Related Party Transaction [Line Items]
Stock option period																				5 years							5 years						5 years			5 years
Options granted	651,000	1,060,000																	188,280	4,200,000						910,000	5,250,000	589,008					6,300,000			1,050,000
Options granted, exercise price																			$ 0.15		$ 0.48	$ 0.35		$ 0.38		$ 0.44	$ 0.38	$ 0.41	$ 0.15		$ 0.25		$ 0.34			$ 0.35
Fair value of options granted	$ 108,150																																$ 844,507	$ 482,391		$ 135,890
Expected term			1 year				3 years	3 years	3 years	2 years 6 months	5 years	4 years	5 years	5 years												5 years
Common stock issued/issuable for cashless option and warrant exercises, Shares																					330,000							1,935,000
Common stock issued for options and warrants exercised for cash, Shares																			285,667									700,000
Common stock issued for cashless warrant exercises, Amount
Warrants, Weighted Average Exercise Price Exercised				$ 0.27	$ 0.25	$ 0.18																	$ 0.15		$ 0.25					$ 0.15		$ 0.25
Market price benchmark for options exericse price																			$ 0.44		$ 0.80							$ 1.17
Issuance of common stock upon conversion of notes payable, value																					200,000							111,111
Convertible Note			477,296																		50,000
Shares, Exercised			802,814 [1]																		245,625							1,667,049
Cashless exercise of options			4,200,000																		52,105							35,776
Common stock issued for cashless option exercises, Amount																					25,010
Payments for consulting agreement																																			188,888		198,929
Proceeds from related party															500,000
Due from related parties															1,700,000
Monthly payment, amount															52,778	56,360
Number of monthly payments															36
Current portion of accounts receivable, related party			713,794														56,360	49,919
Total accounts receivable, related parties																																						$ 1,800,000

[1]	issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.